Debt - Summary of Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 4,531		$ 6,534
Less current portion of debt	(423)		(515)
Borrowings	$ 4,108		6,019
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.90%	3.90%
Gross debt	$ 204		658
6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Gross debt	$ 266		439
6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Gross debt	$ 278		624
6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Gross debt	$ 349		519
5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Gross debt	$ 237		516
5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Gross debt	$ 154		481
Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	1,488		3,237
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	2,719		2,873
Carmen de Andacollo short-term loans
Disclosure of detailed information about borrowings [line items]
Gross debt	0		126
Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt	324		298
Face Value
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 3,181		$ 4,996
Less current portion of debt		(294)		(389)
Borrowings		2,887		4,607
Face Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt		143		503
Face Value | 6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		187		336
Face Value | 6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		194		473
Face Value | 6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		245		396
Face Value | 5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		167		395
Face Value | 5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt		108		367
Face Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		1,044		2,470
Face Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt		1,912		2,206
Face Value | Carmen de Andacollo short-term loans
Disclosure of detailed information about borrowings [line items]
Gross debt		0		95
Face Value | Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 225		$ 225
Fair Value
Disclosure of detailed information about borrowings [line items]
Gross debt	4,616		6,631
Less current portion of debt	(423)		(515)
Borrowings	4,193		6,116
Fair Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt	196		621
Fair Value | 6.125% notes due October 2035 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	273		467
Fair Value | 6.0% notes due August 2040 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	273		642
Fair Value | 6.25% notes due July 2041 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	350		544
Fair Value | 5.2% notes due March 2042 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	212		488
Fair Value | 5.4% notes due February 2043 (a)
Disclosure of detailed information about borrowings [line items]
Gross debt	141		466
Fair Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	1,445		3,228
Fair Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	2,847		2,979
Fair Value | Carmen de Andacollo short-term loans
Disclosure of detailed information about borrowings [line items]
Gross debt	0		126
Fair Value | Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 324		$ 298